Average Annual Total Returns - Class ADV I S S2 Shares - Voya US Bond Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	6.69%	3.57%	2.95%		Mar. 10, 2008	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.20%	4.09%	3.46%		Mar. 07, 2008	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.05%	3.84%	3.21%		Mar. 10, 2008	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	6.79%	3.69%	3.06%		Feb. 27, 2009	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.